Distribution Date:	08/17/26	Benchmark 2025-V18 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-V18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	6		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	7		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	8-12	Certificate Administrator	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Mortgage Loan Detail (Part 1)	13-14				trustadministrationgroup@computershare.com
Mortgage Loan Detail (Part 2)	15-16		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Principal Prepayment Detail	17	Special Servicer	Torchlight Loan Services, LLC
Historical Detail	18		Attention: Brian Sedwitz		bsedwitz@torchlightinvestors.com
Delinquency Loan Detail	19		90 Park Avenue, 20th floor | New York, NY 10016 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: Benchmark 2025-V18 – Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 2	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08164EAA2	4.286990%	3,291,000.00	2,751,595.55	52,981.86	9,830.05	0.00	0.00	62,811.91	2,698,613.69	33.51%	33.50%
A-2	08164EAB0	4.704230%	83,050,000.00	83,050,000.00	0.00	325,571.92	0.00	0.00	325,571.92	83,050,000.00	33.51%	33.50%
A-3	08164EAC8	5.183650%	789,090,000.00	789,090,000.00	0.00	3,408,638.65	0.00	0.00	3,408,638.65	789,090,000.00	33.51%	33.50%
A-S	08164EAD6	5.592650%	123,499,000.00	123,499,000.00	0.00	575,572.24	0.00	0.00	575,572.24	123,499,000.00	24.13%	24.12%
B	08164EAE4	5.944610%	62,531,000.00	62,531,000.00	0.00	309,768.67	0.00	0.00	309,768.67	62,531,000.00	19.38%	19.37%
C	08164EAF1	6.138900%	48,461,000.00	48,461,000.00	0.00	247,914.36	0.00	0.00	247,914.36	48,461,000.00	15.69%	15.69%
D	08164EAJ3	4.500000%	39,082,000.00	39,082,000.00	0.00	146,557.50	0.00	0.00	146,557.50	39,082,000.00	12.72%	12.72%
F	08164EAL8	4.163981%	25,012,000.00	25,012,000.00	0.00	86,791.25	0.00	0.00	86,791.25	25,012,000.00	10.82%	10.82%
G	08164EAN4	4.163981%	15,633,000.00	15,633,000.00	0.00	54,246.27	0.00	0.00	54,246.27	15,633,000.00	9.63%	9.63%
J*	08164EAQ7	4.163981%	60,967,860.00	60,967,860.00	0.00	199,632.27	0.00	0.00	199,632.27	60,967,860.00	5.00%	5.00%
R	08164EAS3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Certificates	08164EBC7	6.663981%	52,643,125.00	52,620,419.45	2,230.20	291,715.94	0.00	0.00	293,946.14	52,618,189.25	0.00%	0.00%
RR Interest	N/A	6.663981%	13,178,815.00	13,173,130.83	558.31	73,028.92	0.00	0.00	73,587.23	13,172,572.52	0.00%	0.00%
Regular SubTotal			1,316,438,800.00	1,315,871,005.83	55,770.37	5,729,268.04	0.00	0.00	5,785,038.41	1,315,815,235.46

X-A	08164EAG9	1.472090%	998,930,000.00	998,390,595.55	0.00	1,224,767.46	0.00	0.00	1,224,767.46	998,337,613.69
X-B	08164EAH7	0.634541%	110,992,000.00	110,992,000.00	0.00	58,690.82	0.00	0.00	58,690.82	110,992,000.00
X-D	08164EAU8	2.163981%	39,082,000.00	39,082,000.00	0.00	70,477.27	0.00	0.00	70,477.27	39,082,000.00
X-F	08164EAW4	2.500000%	25,012,000.00	25,012,000.00	0.00	52,108.33	0.00	0.00	52,108.33	25,012,000.00
X-G	08164EAY0	2.500000%	15,633,000.00	15,633,000.00	0.00	32,568.75	0.00	0.00	32,568.75	15,633,000.00
X-J	08164EBA1	2.500000%	60,967,860.00	60,967,860.00	0.00	127,016.38	0.00	0.00	127,016.38	60,967,860.00
Notional SubTotal			1,250,616,860.00	1,250,077,455.55	0.00	1,565,629.01	0.00	0.00	1,565,629.01	1,250,024,473.69

Deal Distribution Total					55,770.37	7,294,897.05	0.00	0.00	7,350,667.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08164EAA2	836.09709815	16.09901550	2.98694926	0.00000000	0.00000000	0.00000000	0.00000000	19.08596475	819.99808265
A-2	08164EAB0	1,000.00000000	0.00000000	3.92019169	0.00000000	0.00000000	0.00000000	0.00000000	3.92019169	1,000.00000000
A-3	08164EAC8	1,000.00000000	0.00000000	4.31970833	0.00000000	0.00000000	0.00000000	0.00000000	4.31970833	1,000.00000000
A-S	08164EAD6	1,000.00000000	0.00000000	4.66054170	0.00000000	0.00000000	0.00000000	0.00000000	4.66054170	1,000.00000000
B	08164EAE4	1,000.00000000	0.00000000	4.95384161	0.00000000	0.00000000	0.00000000	0.00000000	4.95384161	1,000.00000000
C	08164EAF1	1,000.00000000	0.00000000	5.11574998	0.00000000	0.00000000	0.00000000	0.00000000	5.11574998	1,000.00000000
D	08164EAJ3	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	08164EAL8	1,000.00000000	0.00000000	3.46998441	0.00000000	0.00000000	0.00000000	0.00000000	3.46998441	1,000.00000000
G	08164EAN4	1,000.00000000	0.00000000	3.46998465	0.00000000	0.00000000	0.00000000	0.00000000	3.46998465	1,000.00000000
J	08164EAQ7	1,000.00000000	0.00000000	3.27438539	0.19559912	0.33409849	0.00000000	0.00000000	3.27438539	1,000.00000000
R	08164EAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Certificates	08164EBC7	999.56868917	0.04236451	5.54138722	0.00953553	0.01632616	0.00000000	0.00000000	5.58375172	999.52632466
RR Interest	N/A	999.56868884	0.04236420	5.54138745	0.00953576	0.01632544	0.00000000	0.00000000	5.58375165	999.52632464

Notional Certificates
X-A	08164EAG9	999.46001777	0.00000000	1.22607936	0.00000000	0.00000000	0.00000000	0.00000000	1.22607936	999.40697916
X-B	08164EAH7	1,000.00000000	0.00000000	0.52878424	0.00000000	0.00000000	0.00000000	0.00000000	0.52878424	1,000.00000000
X-D	08164EAU8	1,000.00000000	0.00000000	1.80331790	0.00000000	0.00000000	0.00000000	0.00000000	1.80331790	1,000.00000000
X-F	08164EAW4	1,000.00000000	0.00000000	2.08333320	0.00000000	0.00000000	0.00000000	0.00000000	2.08333320	1,000.00000000
X-G	08164EAY0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
X-J	08164EBA1	1,000.00000000	0.00000000	2.08333342	0.00000000	0.00000000	0.00000000	0.00000000	2.08333342	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	9,830.05	0.00	9,830.05	0.00	0.00	0.00	9,830.05	0.00
A-2	07/01/26 - 07/30/26	30	0.00	325,571.92	0.00	325,571.92	0.00	0.00	0.00	325,571.92	0.00
A-3	07/01/26 - 07/30/26	30	0.00	3,408,638.65	0.00	3,408,638.65	0.00	0.00	0.00	3,408,638.65	0.00
X-A	07/01/26 - 07/30/26	30	0.00	1,224,767.46	0.00	1,224,767.46	0.00	0.00	0.00	1,224,767.46	0.00
X-B	07/01/26 - 07/30/26	30	0.00	58,690.82	0.00	58,690.82	0.00	0.00	0.00	58,690.82	0.00
A-S	07/01/26 - 07/30/26	30	0.00	575,572.24	0.00	575,572.24	0.00	0.00	0.00	575,572.24	0.00
B	07/01/26 - 07/30/26	30	0.00	309,768.67	0.00	309,768.67	0.00	0.00	0.00	309,768.67	0.00
C	07/01/26 - 07/30/26	30	0.00	247,914.36	0.00	247,914.36	0.00	0.00	0.00	247,914.36	0.00
X-D	07/01/26 - 07/30/26	30	0.00	70,477.27	0.00	70,477.27	0.00	0.00	0.00	70,477.27	0.00
X-F	07/01/26 - 07/30/26	30	0.00	52,108.33	0.00	52,108.33	0.00	0.00	0.00	52,108.33	0.00
X-G	07/01/26 - 07/30/26	30	0.00	32,568.75	0.00	32,568.75	0.00	0.00	0.00	32,568.75	0.00
X-J	07/01/26 - 07/30/26	30	0.00	127,016.38	0.00	127,016.38	0.00	0.00	0.00	127,016.38	0.00
D	07/01/26 - 07/30/26	30	0.00	146,557.50	0.00	146,557.50	0.00	0.00	0.00	146,557.50	0.00
F	07/01/26 - 07/30/26	30	0.00	86,791.25	0.00	86,791.25	0.00	0.00	0.00	86,791.25	0.00
G	07/01/26 - 07/30/26	30	0.00	54,246.27	0.00	54,246.27	0.00	0.00	0.00	54,246.27	0.00
J	07/01/26 - 07/30/26	30	8,414.81	211,557.53	0.00	211,557.53	11,925.26	0.00	0.00	199,632.27	20,369.27
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR
	07/01/26 - 07/30/26	30	355.51	292,217.91	0.00	292,217.91	501.98	0.00	0.00	291,715.94	859.46
Certificates
RR Interest	07/01/26 - 07/30/26	30	88.99	73,154.58	0.00	73,154.58	125.67	0.00	0.00	73,028.92	215.15
Totals			8,859.31	7,307,449.94	0.00	7,307,449.94	12,552.91	0.00	0.00	7,294,897.05	21,443.88

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	7,350,667.42
Non VRR Available Funds	6,983,134.04
VRR Available Funds	367,533.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	7,322,503.08	Master Servicing Fee	4,757.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,111.94
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	566.56
ARD Interest	0.00	Operating Advisor Fee	1,402.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	7,322,503.08	Total Fees	15,053.13

Principal		Expenses/Reimbursements
Scheduled Principal	55,770.38	Reimbursement for Interest on Advances	3,132.77
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,420.14
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	55,770.38	Total Expenses/Reimbursements	12,552.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	7,294,897.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	55,770.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,350,667.42
Total Funds Collected	7,378,273.46	Total Funds Distributed	7,378,273.46

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,315,871,005.84	1,315,871,005.84	Beginning Certificate Balance	1,315,871,005.83
(-) Scheduled Principal Collections	55,770.38	55,770.38	(-) Principal Distributions	55,770.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,315,815,235.46	1,315,815,235.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,315,871,005.84	1,315,871,005.84	Ending Certificate Balance	1,315,815,235.46
Ending Actual Collateral Balance	1,315,815,235.46	1,315,815,235.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	10	71,877,500.00	5.46%	50	6.8575	1.739783	1.49 or less	22	526,938,679.67	40.05%	49	6.4445	1.284027
10,000,000 to 19,999,999	12	160,976,300.00	12.23%	49	6.8170	1.494580	1.50 to 1.99	17	404,132,500.00	30.71%	49	6.8944	1.720886
20,000,000 to 29,999,999	10	237,322,379.67	18.04%	48	6.3623	1.829123	2.00 to 2.49	6	238,994,055.79	18.16%	50	6.5226	2.224592
30,000,000 to 39,999,999	3	91,650,000.00	6.97%	50	7.0139	1.687902	2.50 or greater	5	145,750,000.00	11.08%	49	5.2297	3.012707
40,000,000 to 49,999,999	5	210,600,000.00	16.01%	49	6.2391	1.762502	Totals	50	1,315,815,235.46	100.00%	49	6.4623	1.780520
50,000,000 or greater	10	543,389,055.79	41.30%	50	6.3420	1.871995
Totals	50	1,315,815,235.46	100.00%	49	6.4623	1.780520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	11	175,036,300.00	13.30%	49	7.0558	1.691128
							Industrial	2	16,350,000.00	1.24%	50	6.7243	1.516326
Florida	6	99,972,043.02	7.60%	47	6.4530	2.057549
							Lodging	29	211,976,301.00	16.11%	49	7.1433	1.809475
Georgia	2	47,740,000.00	3.63%	50	7.0543	1.642994
							Mixed Use	6	149,865,913.00	11.39%	50	6.6514	1.812492
Illinois	1	56,440,000.00	4.29%	48	6.5250	1.840000
							Mobile Home Park	1	7,000,000.00	0.53%	49	6.7410	1.636224
Indiana	5	31,670,454.00	2.41%	50	6.6708	1.794144
							Multi-Family	26	456,516,586.00	34.69%	49	6.1975	1.424249
Kansas	1	62,000,000.00	4.71%	50	6.5400	2.282945
							Office	15	326,744,055.79	24.83%	49	6.2813	2.286122
Louisiana	1	6,550,000.00	0.50%	49	6.3500	1.419103
							Other	2	13,040,000.00	0.99%	50	6.5000	1.100000
Maryland	1	80,000,000.00	6.08%	50	5.0000	3.414181
							Retail	5	122,522,379.67	9.31%	49	6.4782	1.825389
Massachusetts	1	10,000,000.00	0.76%	50	6.7460	1.570000
							Self Storage	2	11,800,000.00	0.90%	49	6.3500	1.419103
Mississippi	1	5,250,000.00	0.40%	49	6.3500	1.419103
							Totals	88	1,315,815,235.46	100.00%	49	6.4623	1.780520
New Jersey	4	115,910,000.00	8.81%	50	6.5030	1.406451

New York	25	312,287,499.00	23.73%	50	6.1573	1.578828

North Carolina	2	17,551,071.46	1.33%	50	6.5600	2.319459

Ohio	6	29,330,967.00	2.23%	50	6.5291	1.501008

Pennsylvania	1	22,500,000.00	1.71%	49	6.3020	2.130000

South Carolina	1	11,700,000.00	0.89%	49	6.6800	1.788900

Texas	12	111,270,959.67	8.46%	49	6.4971	1.159065

Virginia	5	105,755,941.31	8.04%	49	6.8764	1.797707

Washington	1	5,100,000.00	0.39%	49	6.5600	1.416549

Washington, DC	1	9,750,000.00	0.74%	50	7.3900	1.994221

Totals	88	1,315,815,235.46	100.00%	49	6.4623	1.780520

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	6	237,500,000.00	18.05%	49	5.4206	2.501375	12 months or less	46	1,234,315,235.46	93.81%	50	6.4340	1.801593
	6.0000% to 6.4999%	12	323,410,000.00	24.58%	49	6.3664	1.303210	13 months or greater	4	81,500,000.00	6.19%	45	6.8906	1.461368
	6.5000% to 6.9999%	21	559,178,935.46	42.50%	50	6.6849	1.754507	Totals	50	1,315,815,235.46	100.00%	49	6.4623	1.780520
	7.0000% to 7.4999%	9	163,510,000.00	12.43%	48	7.1770	1.824711
	7.5000% or greater	2	32,216,300.00	2.45%	48	7.6130	1.485142
	Totals	50	1,315,815,235.46	100.00%	49	6.4623	1.780520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	50	1,315,815,235.46	100.00%	49	6.4623	1.780520	Interest Only	48	1,241,438,800.00	94.35%	49	6.4532	1.766328
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	2	74,376,435.46	5.65%	50	6.6143	2.017411
	Totals	50	1,315,815,235.46	100.00%	49	6.4623	1.780520	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	1,315,815,235.46	100.00%	49	6.4623	1.780520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		44	1,177,245,235.46	89.47%	49	6.4964	1.804419			No outstanding loans in this group
	12 months or less	6	138,570,000.00	10.53%	48	6.1725	1.577482
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	1,315,815,235.46	100.00%	49	6.4623	1.780520
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	330580001	OF	Rockville	MD	Actual/360	5.000%	236,805.56	0.00	0.00	N/A	10/06/30	--	55,000,000.00	55,000,000.00	08/06/26
1A	330581001				Actual/360	5.000%	107,638.89	0.00	0.00	N/A	10/06/30	--	25,000,000.00	25,000,000.00	08/06/26
2	330580002	MU	Leawood	KS	Actual/360	6.540%	349,163.33	0.00	0.00	N/A	10/06/30	--	62,000,000.00	62,000,000.00	08/06/26
3	656121066	MF	New York	NY	Actual/360	5.333%	183,692.22	0.00	0.00	N/A	08/06/30	--	40,000,000.00	40,000,000.00	08/06/26
3A	656121067				Actual/360	5.333%	91,846.11	0.00	0.00	N/A	08/06/30	--	20,000,000.00	20,000,000.00	08/06/26
4	330580004	MU	Newport News	VA	Actual/360	6.820%	339,358.46	0.00	0.00	N/A	10/06/30	--	57,785,000.00	57,785,000.00	08/06/26
5	330580005	OF	Chicago	IL	Actual/360	6.525%	317,122.25	0.00	0.00	N/A	08/06/30	--	56,440,000.00	56,440,000.00	08/06/26
6	330580006	MF	Various	Various	Actual/360	6.353%	301,486.91	0.00	0.00	N/A	09/06/30	--	55,110,000.00	55,110,000.00	08/06/26
7	330580007	MF	Brooklyn	NY	Actual/360	5.730%	268,912.08	0.00	0.00	N/A	10/06/30	--	54,500,000.00	54,500,000.00	08/06/26
8	330580008	OF	Various	Various	Actual/360	6.560%	297,097.93	39,992.18	0.00	N/A	10/06/30	--	52,594,047.97	52,554,055.79	08/06/26
9	330580009	LO	San Jose	CA	Actual/360	6.970%	300,097.22	0.00	0.00	N/A	10/06/30	--	50,000,000.00	50,000,000.00	08/06/26
10	330580010	MF	Hyde Park	NY	Actual/360	6.414%	276,158.33	0.00	0.00	N/A	10/06/30	--	50,000,000.00	50,000,000.00	08/06/26
11	330580011	MF	Hamilton	NJ	Actual/360	6.540%	281,583.33	0.00	0.00	N/A	10/06/30	--	50,000,000.00	50,000,000.00	08/06/26
12	399570209	MF	Fresno	CA	Actual/360	6.490%	245,898.89	0.00	0.00	N/A	09/06/30	--	44,000,000.00	44,000,000.00	08/06/26
13	301271981	RT	Port Orange	FL	Actual/360	5.933%	219,685.81	0.00	0.00	N/A	10/06/30	--	43,000,000.00	43,000,000.00	08/06/26
14	330580014	LO	Savannah	GA	Actual/360	7.130%	257,868.33	0.00	0.00	N/A	10/06/30	--	42,000,000.00	42,000,000.00	08/06/26
15	330580015	MF	Richmond	TX	Actual/360	6.262%	224,318.76	0.00	0.00	N/A	10/06/30	--	41,600,000.00	41,600,000.00	05/06/26
16	304102312	LO	El Portal	CA	Actual/360	7.300%	198,955.42	0.00	0.00	N/A	09/11/30	--	31,650,000.00	31,650,000.00	08/11/26
17	301271993	LO	Various	Various	Actual/360	6.736%	174,013.33	0.00	0.00	N/A	10/06/30	--	30,000,000.00	30,000,000.00	08/06/26
18	330580018	OF	Kew Gardens	NY	Actual/360	6.990%	180,575.00	0.00	0.00	N/A	10/06/30	--	30,000,000.00	30,000,000.00	08/06/26
19	330580019	OF	Tampa	FL	Actual/360	7.077%	176,728.42	0.00	0.00	N/A	01/06/30	--	29,000,000.00	29,000,000.00	08/06/26
20	330580020	MF	Houston	TX	Actual/360	6.490%	153,686.81	0.00	0.00	N/A	06/06/30	--	27,500,000.00	27,500,000.00	08/06/26
21	330580021	RT	Springfield	VA	Actual/360	7.115%	91,902.08	0.00	0.00	N/A	07/06/30	--	15,000,000.00	15,000,000.00	08/06/26
21A	330581021				Actual/360	7.115%	61,268.06	0.00	0.00	N/A	07/06/30	--	10,000,000.00	10,000,000.00	08/06/26
22	330580022	OF	Indianapolis	IN	Actual/360	6.650%	137,433.33	0.00	0.00	N/A	10/06/30	--	24,000,000.00	24,000,000.00	08/06/26
23	330580023	Various Various		NY	Actual/360	6.650%	137,433.33	0.00	0.00	N/A	10/06/30	--	24,000,000.00	24,000,000.00	08/06/26
24	330580024	OF	Conshohocken	PA	Actual/360	6.302%	122,101.25	0.00	0.00	N/A	09/06/30	--	22,500,000.00	22,500,000.00	08/06/26
25	330580025	OF	Rochelle Park	NJ	Actual/360	6.710%	130,006.25	0.00	0.00	N/A	10/06/30	--	22,500,000.00	22,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	330580026	RT	Wichita Falls	TX	Actual/360	6.745%	126,840.27	15,778.20	0.00	N/A	10/06/30	--	21,838,157.87	21,822,379.67	08/06/26
27	330580027	RT	Woodmere	OH	Actual/360	6.447%	116,583.25	0.00	0.00	N/A	10/06/30	--	21,000,000.00	21,000,000.00	08/06/26
28	330580028	MF	Brooklyn	NY	Actual/360	6.154%	94,333.28	0.00	0.00	N/A	10/06/30	--	17,800,000.00	17,800,000.00	08/06/26
29	330580029	MU	New York	NY	Actual/360	6.490%	97,800.69	0.00	0.00	N/A	10/06/30	--	17,500,000.00	17,500,000.00	08/06/26
30	330580030	LO	Pismo Beach	CA	Actual/360	7.613%	108,602.68	0.00	0.00	N/A	08/06/30	--	16,566,300.00	16,566,300.00	08/06/26
31	330580031	LO	Pismo Beach	CA	Actual/360	7.613%	102,595.75	0.00	0.00	N/A	08/06/30	--	15,650,000.00	15,650,000.00	08/06/26
32	330580032	98	Various	Various	Actual/360	6.500%	72,987.78	0.00	0.00	N/A	10/06/30	--	13,040,000.00	13,040,000.00	07/06/26
33	330580033	SS	Various	Various	Actual/360	6.350%	64,523.06	0.00	0.00	N/A	09/06/30	--	11,800,000.00	11,800,000.00	08/06/26
34	330580034	RT	Rock Hill	SC	Actual/360	6.680%	67,301.00	0.00	0.00	N/A	09/06/30	--	11,700,000.00	11,700,000.00	08/06/26
35	330280002	LO	Various	CA	Actual/360	7.215%	70,951.51	0.00	0.00	N/A	08/06/30	--	11,420,000.00	11,420,000.00	08/06/26
36	330580036	MF	Various	NY	Actual/360	6.040%	54,611.67	0.00	0.00	N/A	10/06/30	--	10,500,000.00	10,500,000.00	08/06/26
37	330580037	IN	Devens	MA	Actual/360	6.746%	58,090.56	0.00	0.00	N/A	10/06/30	--	10,000,000.00	10,000,000.00	08/06/26
38	330580038	OF	Washington	DC	Actual/360	7.390%	62,045.21	0.00	0.00	N/A	10/06/30	--	9,750,000.00	9,750,000.00	08/06/26
39	330580039	MF	Yonkers	NY	Actual/360	6.770%	55,965.33	0.00	0.00	N/A	10/06/30	--	9,600,000.00	9,600,000.00	08/06/26
40	330580040	MF	Bronx	NY	Actual/360	6.559%	53,091.46	0.00	0.00	N/A	10/06/30	--	9,400,000.00	9,400,000.00	08/06/26
41	330580041	LO	Norfolk	VA	Actual/360	7.070%	54,427.22	0.00	0.00	N/A	10/06/30	--	8,940,000.00	8,940,000.00	08/06/26
42	330580042	MH	Largo	FL	Actual/360	6.741%	40,633.25	0.00	0.00	N/A	09/06/30	--	7,000,000.00	7,000,000.00	07/06/26
43	330580043	IN	Houston	TX	Actual/360	6.690%	36,581.29	0.00	0.00	N/A	10/06/30	--	6,350,000.00	6,350,000.00	08/06/26
44	330580044	MF	Bronx	NY	Actual/360	6.905%	35,006.91	0.00	0.00	N/A	10/06/30	--	5,887,500.00	5,887,500.00	08/06/26
45	330580045	LO	San Diego	CA	Actual/360	7.348%	36,382.81	0.00	0.00	N/A	09/06/30	--	5,750,000.00	5,750,000.00	08/06/26
46	330580046	MF	Burien	WA	Actual/360	6.560%	28,809.33	0.00	0.00	N/A	09/06/30	--	5,100,000.00	5,100,000.00	08/06/26
47	330580048	MF	Brooklyn	NY	Actual/360	6.090%	21,501.08	0.00	0.00	N/A	10/06/30	--	4,100,000.00	4,100,000.00	08/06/26
Totals							7,322,503.08	55,770.38	0.00				1,315,871,005.84	1,315,815,235.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,000,147.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	694,378.52	01/01/26	03/31/26	--	0.00	0.00	223,903.72	665,454.40	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,697,288.79	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	72,959.71	72,959.71	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	369,472.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	9,581,413.58	9,789,836.19	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	40,618.18	40,618.18	0.00	0.00
43	0.00	309,071.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	9,581,413.58	17,860,194.41				0.00	0.00	337,481.61	779,032.29	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462293%	6.432874%	49
07/17/26	1	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462299%	6.440785%	50
06/17/26	1	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462307%	6.448495%	51
05/15/26	1	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462313%	6.448502%	52
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462321%	6.448510%	53
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462327%	6.448516%	54
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462338%	6.448527%	55
01/16/26	1	41,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462344%	6.448533%	56
12/17/25	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462350%	6.448539%	57
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.462358%	6.448547%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	330580015	05/06/26	2	2	223,903.72	665,454.40	0.00	41,600,000.00	08/06/26	0
32	330580032	07/06/26	0	B	72,959.71	72,959.71	186,546.23	13,040,000.00	06/15/26	13
42	330580042	07/06/26	0	B	40,618.18	40,618.18	0.00	7,000,000.00
Totals					337,481.61	779,032.29	186,546.23	61,640,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		241,576,300	241,576,300		0	0
49 - 60 Months		1,074,238,935	1,032,638,935		41,600,000	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,315,815,235	1,274,215,235	0	41,600,000 0		0
Jul-26	1,315,871,006	1,274,271,006	41,600,000	0	0	0
Jun-26	1,315,940,071	1,274,340,071	41,600,000	0	0	0
May-26	1,315,995,135	1,274,395,135	41,600,000	0	0	0
Apr-26	1,316,063,520	1,316,063,520	0	0	0	0
Mar-26	1,316,117,884	1,316,117,884	0	0	0	0
Feb-26	1,316,212,922	1,316,212,922	0	0	0	0
Jan-26	1,316,266,441	1,274,666,441	41,600,000	0	0	0
Dec-25	1,316,319,656	1,288,819,656	27,500,000	0	0	0
Nov-25	1,316,386,263	1,316,386,263	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	330580015	41,600,000.00	41,600,000.00	57,400,000.00	07/07/25	675,816.02	1.03770	03/31/26	10/06/30	I/O
20	330580020	27,500,000.00	27,500,000.00	42,700,000.00	04/17/25	1,625,288.79	0.91060	03/31/26	06/06/30	I/O
32	330580032	13,040,000.00	13,040,000.00	16,600,000.00	09/01/25	945,000.00	1.10000	--	10/06/30	I/O
Totals		82,140,000.00	82,140,000.00	116,700,000.00		3,246,104.81

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
15	330580015	MF	TX	08/06/26	0
Recent transfer to Special Servicer.

20	330580020	MF	TX	06/30/26	13

Loan transferred to special servicing effective 6/30/26 due to payment default. Borrower was required to make a Mandatory Prepayment or deposit in the event they could not secure the Chapter 394 Tax Exemption on or prior to 5/16/26.

Borrower advised that they could not make the prepayment and sought Lender consent for relief. The request was denied and a demand was issued 6/15/26. Counsel will be engaged and Lender will initiate contact with the borrower. The subject property, Providence at Cham pions is a 288-unit garden-style apartment building located at 5100 Farm to Market 1960 Road West, Houston, TX. Built in 1979 and renovated in 2024. The Property's unit mix consists of studio units, one-bedroom/one-bathroom units, and two-bedroom/two -bathroom units, all with an average unit size of 919 SF. Occupancy as of 3/31/26 was 91.67%.

32	330580032	98	Various	06/15/26	13

Loan transferred to special servicing effective 6/15/26 due to the guarantors David Shabsels and Michael Shabsels filing for Chapter 11 as well as personal bankruptcy. The Portfolio is improved with two retail assets located in Augusta, GA and

Cheekt owaga, NY. The Portfolio encompasses 1,293,732 SF or 29.7 acres of land area, improved with 518,232 SF of net rentable area. The cross-collateralized, cross-default loan has no releases. Counsel has been engaged to represent the lender in the bankrup tcy court and will continue to protect the lender's interests.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,917.05	0.00	0.00	0.00
20	0.00	0.00	5,920.14	0.00	0.00	0.00	0.00	0.00	418.14	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.03	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	781.55	0.00	0.00	0.00
Total	0.00	0.00	9,420.14	0.00	0.00	0.00	0.00	0.00	3,132.77	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,552.91

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Supplemental Notes
None

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